Intangible assets (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Ending balance	R$ 3,108	R$ 3,022	R$ 2,878
Cost	5,708	5,511	4,125
Accumulated amortization	(2,600)	(2,489)	(1,247)
Beginning balance	3,022	2,878
Acquisitions	115	161
Additions from business combination of Wise	75
Additions and goodwill by business combination of ER Plastics		116
Foreign currency translation adjustment	8	(10)
Other write-offs		(10)
Amortization	(111)	(113)
Goodwill Based On Expected Future Profitability [Member]
IfrsStatementLineItems [Line Items]
Ending balance	2,173	2,087	2,059
Cost	3,302	3,216	2,059
Accumulated amortization	(1,129)	(1,129)
Beginning balance	2,087	2,059
Additions and goodwill by business combination of ER Plastics		28
Foreign currency translation adjustment	11
Brand names [member]
IfrsStatementLineItems [Line Items]
Ending balance	323	320	314
Cost	581	566	549
Accumulated amortization	(258)	(246)	(235)
Beginning balance	320	314
Acquisitions		1
Additions from business combination of Wise	75
Additions and goodwill by business combination of ER Plastics		21
Foreign currency translation adjustment	15	(5)
Amortization	(12)	(11)
Computer software [member]
IfrsStatementLineItems [Line Items]
Ending balance	468	433	369
Cost	1,386	1,268	1,124
Accumulated amortization	(918)	(835)	(755)
Beginning balance	433	369
Acquisitions	115	159
Foreign currency translation adjustment	4	(5)
Other write-offs		(10)
Amortization	(83)	(80)
Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Ending balance	143	182	136
Cost	439	461	393
Accumulated amortization	(296)	(279)	R$ (257)
Beginning balance	182	136
Acquisitions		1
Additions and goodwill by business combination of ER Plastics		67
Foreign currency translation adjustment	(22)
Amortization	R$ (17)	R$ (22)